Disaggregated Revenue Data	6 Months Ended
Jun. 30, 2022
Disaggregated Revenue Data [Abstract]
DISAGGREGATED REVENUE DATA

NOTE 4 - DISAGGREGATED REVENUE DATA:

Set forth below is a breakdown of the Company’s revenue by revenue stream for the six-month periods ended June 30, 2022 and June 30, 2021:

	Six months ended June 30
	2022	2021
	U.S. dollars in thousands

Software as a Service	5,253	2,796
Advertising services	3,404	-
Software licenses	28	118
Software support services	113	217
	8,798	3,131